Research and Development Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Research and Development Expenses
Employee compensation	¥ 8,829,163		¥ 8,998,415	¥ 6,684,971
Design and development expenses	2,561,769		3,019,403	3,276,915
Depreciation and amortization expenses	991,074		720,737	333,097
Rental and related expenses	250,597		273,493	193,132
Travel and entertainment expenses	82,955		135,891	111,531
Others	321,746		283,460	236,615
Total	¥ 13,037,304	$ 1,786,103	¥ 13,431,399	¥ 10,836,261